Inventories - Summary of Loss Due to Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventory Loss Due To Obsolescence [Abstract]
Beginning balance	$ (126.1)	$ (150.9)	$ (210.3)
Additions	(50.5)	(38.4)	(45.6)
Disposals	13.5	54.0	84.0
Reversals	37.5	8.6	17.3
Foreign exchange loss	(0.3)	0.6	1.6
Assets held for sale	0.0	0.0	2.1
Ending balance	$ (125.9)	$ (126.1)	$ (150.9)